Commitments and contingencies: (Details) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 EUR (€)
Minimum annual payments under operating lease arrangements
2012	$ 4,122
2013	3,508
2014	1,565
2015	714
2016	659
Total	10,568
Operating lease expense	2,070	1,599	1,459
Amount of guarantees provided by Emer	$ 771			€ 594